INVESTMENTS - Warrants (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of unconsolidated structured entities [line items]
Warrants held, Fair Value	$ 26,868	$ 3,363,902,000
Exploits Discovery Corp.
Disclosure of unconsolidated structured entities [line items]
Warrants held, Quantity	6,666,667	6,666,667
Warrants held, Fair Value	$ 10,331	$ 837,381
Labrador Gold Corp.
Disclosure of unconsolidated structured entities [line items]
Warrants held, Quantity	6,277,778	6,277,778
Warrants held, Fair Value	$ 16,537	$ 2,526,521